Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Voting Preferred Stock	Preferred Shares, No Par Value	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss) Attributable to Progressive	Serial Preferred Stock	Serial Preferred Stock Series B Preferred Stock
Balance, beginning of year at Dec. 31, 2018				$ 493.9	$ 583.2	$ 1,479.0	$ 8,386.6	$ (120.9)
Treasury shares purchased					(1.3)	(3.2)	(86.8)
Net restricted equity awards issued/vested					2.7	(2.7)
Amortization of equity-based compensation						90.1
Reinvested dividends on restricted stock units						10.6	(10.6)
Adjustment to carrying amount of redeemable noncontrolling interest		$ 0.3				(0.4)
Net income attributable to Progressive		3,970.3					3,970.3
Cash dividends declared on common shares ($1.90, $4.90, and $2.65 per share)1	[1]						(1,548.4)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $80.625, and $53.75 per share)1	[1]						(26.8)
Other, net							(4.7)
Attributable to noncontrolling interest		(4.6)						(4.6)
Other comprehensive income (loss)								467.2
Balance, end of year at Dec. 31, 2019		$ 13,673.2		493.9	584.6	1,573.4	10,679.6	341.7
Common shares, dividends declared (USD per share)		$ 2.65
Preferred shares, dividends declared (USD per share)										$ 53.75
Preferred stock, par value										0
Common Shares, par value (USD per share)		$ 1.00
Preferred shares, authorized (in shares)			5,000,000
Preferred shares, issued (in shares)			0
Treasury shares purchased					(1.3)	(3.6)	(106.7)
Net restricted equity awards issued/vested					1.9	(1.9)
Amortization of equity-based compensation						89.4
Reinvested dividends on restricted stock units						18.2	(18.2)
Adjustment to carrying amount of redeemable noncontrolling interest		$ 0.0				(2.6)
Net income attributable to Progressive		5,704.6					5,704.6
Cash dividends declared on common shares ($1.90, $4.90, and $2.65 per share)1	[1]						(2,865.9)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $80.625, and $53.75 per share)1	[1]						(40.2)
Other, net							1.7
Attributable to noncontrolling interest		0.0						2.7
Other comprehensive income (loss)								587.3
Balance, end of year at Dec. 31, 2020		$ 17,038.6		493.9	585.2	1,672.9	13,354.9	931.7
Common shares, dividends declared (USD per share)		$ 4.90
Preferred shares, dividends declared (USD per share)										80.625
Preferred stock, par value										$ 0
Common Shares, par value (USD per share)		$ 1.00
Preferred shares, authorized (in shares)			5,000,000						20,000,000.0	500,000
Preferred shares, issued (in shares)			0							500,000
Treasury shares purchased					(2.4)	(7.1)	(213.5)
Net restricted equity awards issued/vested					1.6	(1.6)
Amortization of equity-based compensation						100.7
Reinvested dividends on restricted stock units						8.0	(8.0)
Adjustment to carrying amount of redeemable noncontrolling interest		$ 0.0				0.0
Net income attributable to Progressive		3,350.9					3,350.9
Cash dividends declared on common shares ($1.90, $4.90, and $2.65 per share)1	[1]						(1,109.0)
Cash dividends declared on Serial Preferred Shares, Series B ($53.75, $80.625, and $53.75 per share)1	[1]						(26.8)
Other, net							(8.8)
Attributable to noncontrolling interest		0.0						0.0
Other comprehensive income (loss)								(891.0)
Balance, end of year at Dec. 31, 2021		$ 18,231.6		$ 493.9	$ 584.4	$ 1,772.9	$ 15,339.7	$ 40.7
Common shares, dividends declared (USD per share)		$ 1.90
Preferred shares, dividends declared (USD per share)										$ 53.75
Preferred stock, par value										$ 0
Common Shares, par value (USD per share)		$ 1.00
Preferred shares, authorized (in shares)			5,000,000						20,000,000.0	500,000
Preferred shares, issued (in shares)			0							500,000

[1]	See Note 14 – Dividends for further discussion.